Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Carrying amount of residual assets covered by residual value guarantees	$ 269	$ 238
Carrying amount of operating lease assets	$ 153	$ 224
Leases, Excluding Ground Leases | Minimum
Lessee, Lease, Description [Line Items]
Lessee, lease term of operating or financing leases	1 year
Leases, Excluding Ground Leases | Maximum
Lessee, Lease, Description [Line Items]
Lessee, lease term of operating or financing leases	20 years
Ground Leases
Lessee, Lease, Description [Line Items]
Lessee, lease term of operating or financing leases	30 years